TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 3,979,086	R$ 2,915,206
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	6,049,694	5,388,370
Gross | Domestic (Brazil) | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,084,214	970,796
Gross | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	53,602	47,685
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,883,330	1,938,614
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 42,060	R$ 41,889